SCHEDULE OF OPERATING LEASE PAYMENTS INCLUDING RENTAL PAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
2025	¥ 14,405
2026	12,502
2027	12,115
2028	6,152
Total undiscounted lease payments	45,174
Less: imputed interest	(2,688)
Total operating lease liabilities	¥ 42,486	¥ 57,706